NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) - Schedule of Maturities of Long-term Debt	Dec. 31, 2015 USD ($)
Schedule of Maturities of Long-term Debt [Abstract]
2017	$ 135,914
2018	59,733
2019	83,566
2020 & thereafter	0
Total	$ 279,213